Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization of acquired intangible assets and land use right	$ 73,383	$ 65,204	$ 67,233
Finite-Lived Intangible Assets
Amortization of acquired intangible assets and land use right	$ 64,910	$ 56,151	$ 58,626